Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 39,690	¥ 15,495
Derivative liabilities Fair value	73,649	25,958
Options held
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	598	206
Options held | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	16,754	34,701
Futures
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	165	248
Derivative liabilities Fair value	1,564	258
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	35,875	37,359
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	111	30
Derivative liabilities Fair value	178	173
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 16,656	¥ 13,171